Summary Prospectus
February 28, 2022
Madison Sustainable Equity Fund
Share Class/Ticker: Class Y - MFSYX ● Class I - MFSIX

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus, Statement of Additional Information (SAI) and other information about the Fund online at www.madisonfunds.com/ProspectusReports. You can also obtain this information at no cost by calling (800) 877-6089 or by sending an email request to madisonlitrequests@madisonadv.com. The current prospectus and SAI dated February 28, 2022, are incorporated by reference into this Summary Prospectus.

Investment Objective
The Madison Sustainable Equity Fund (the "Fund") seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees: (fees paid directly from your investment)	Class Y	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class Y	Class I
Management Fees	0.70%	0.70%
Distribution and/or Service (Rule 12b-1) Fees	None	None
Other Expenses[1]	0.21%	0.11%
Total Annual Fund Operating Expenses	0.91%	0.81%
1 Other expenses have been restated to reflect expenses expected to be incurred in the current fiscal year.
Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$93	$290	$504	$1,120
Class I	83	259	450	1,002
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. Because the Fund recently commenced investment operations, there is no portfolio turnover to report.
Principal Investment Strategies
The Fund will invest primarily in common stocks of high-quality, large cap companies (generally, stocks with a market capitalization of greater than $10 billion) that the Fund's investment adviser, Madison Asset Management, LLC ("Madison"), believes incorporate sustainability into their overall strategy. Under normal conditions, at least 80% of the Fund's net assets (including borrowings for investment purposes) will be invested in stocks that meet Madison's fundamental and sustainability criteria. The Fund's portfolio managers define “high-quality” companies as those businesses that exhibit durable growth, operate in large growing markets, and have strong competitive advantages with high barriers to entry Stocks that meet these criteria are selected by using an integrated research process that combines bottom-up fundamental analysis and sustainable research. The research process analyzes a company’s sustainable practices using quantitative and qualitative analysis and engagement with the company.. The Fund may invest up to 30% of its assets in foreign securities (including American Depositary Receipts ("ADRs") and emerging market securities). To the extent invested in common stocks, the Fund generally invests in only 35-50 companies at any given time. This reflects Madison's belief that your money should be invested in Madison’s top investment ideas, and that focusing on Madison’s highest conviction investment ideas is the best way to achieve the Fund’s investment objective.
Madison follows a rigorous multi-step process when evaluating companies for the Fund, where Madison considers (1) the business model and overall strategy, (2) the company’s sustainable business practices starting with corporate governance, (3) the Board of Directors and the management team, and (4) the risk-reward of each potential investment. When evaluating the business model and overall strategy, Madison looks for durable competitive advantages, metrics that demonstrate consistent or improving levels of return on capital, growing revenue and earnings, and a solid balance sheet. When considering sustainable business practices, the Fund's portfolio managers identify material factors by industry,
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analyze corporate data and future targets, and engage with corporate management to better understand the company's sustainable efforts and goals. The sustainable research is combined with the fundamental research to develop an integrated view and investment thesis. When assessing the Board of Directors and the management team, Madison evaluates management's operational and capital allocation track records and the Board of Directors' corporate governance record including how the Board structures executive compensation. The final step in the process is assessing the risk-reward for the stock when deciding to invest in a company. Madison seeks to purchase securities trading at a discount to their intrinsic value as determined by applying relative multiples to projected earnings, discounted cash flows, and additional valuation methodologies. Often Madison finds companies that meet our business model and sustainability criteria but not our valuation hurdle. Those companies are monitored for inclusion later when the price may be more appropriate.
Madison's criteria for selecting sustainable investments will vary by industry and by company. Madison uses a proprietary scoring system to assign an “above average,” “average,” or “below average” rating to each company and monitors these ratings across the portfolio. Madison will only invest in securities it determines are "average" or “above average.” Madison primarily uses the services of Sustainalytics US Inc., an independent, third-party service that provides sustainability analytics and ratings. The Sustainalytics ratings are not determinative, but one of many factors considered when making investment decisions. Madison considers a number of sustainability metrics when reviewing a company for the portfolio, which may include: carbon footprint; waste management; water usage; diversity, equity, and inclusion; product safety; data management; board composition; ethical standards; and regulatory issues. Madison may also use research reports and other data when reviewing sustainable investing opportunities.
Madison may sell stocks for several reasons, including: (i) excessive valuation, (ii) the fundamental business prospects for the company have materially changed, (iii) the company no longer meets our sustainability criteria or inconsistent or negative changes in sustainability practices or (iv) Madison finds a more attractive alternative.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.
Principal Risks
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Equity Risk. The Fund is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Large Cap Risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In addition, larger companies may not be able to attain the high growth rates of successful smaller companies and may be less capable of responding quickly to competitive challenges and industry changes. As a result, the Fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.
Management Risk. The Fund is actively managed. The investment techniques and decisions of the investment adviser and the Fund’s portfolio managers, including the investment adviser’s assessment of a company’s sustainability profile when selecting investments for the Fund, may not produce the desired results and may adversely impact the Fund’s performance, including relative to other funds that do not consider sustainability factors or come to different conclusions regarding such factors.
Sustainable Investment Risk. The Fund follows a sustainable investment approach by investing in companies that embed sustainability in their overall strategy and demonstrate adherence to sustainable business practices. In pursuing such a strategy, the Fund may forgo opportunities to gain exposure to certain companies, industries, or sectors, and may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund's performance to be sensitive to developments affecting those sectors. In addition, since sustainable investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Madison’s framework of sustainable investing will vary from other managers. Further, the regulatory landscape for sustainable investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so.
Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities, involve risks relating to currency fluctuations and to political, social, and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
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Depository Receipt Risk. Depository receipts, such ADRs, may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  Depository receipts involve many of the same risks as direct investments in foreign securities.  These risks include, but are not limited to, fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.
Growth and Value Risks. Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any stock’s share price may be negatively affected by either set of risks.
Mid Cap Risk. In addition to large-capitalization companies, the Fund may invest in mid-capitalization companies, which may entail greater risks than investments in larger, more established companies. Midsize companies tend to have narrower product lines, fewer financial resources, and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some midsize companies may not have established financial histories; may have limited product lines, markets, or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization. In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.
Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.
Performance
Because the Fund is new, it has no performance history as of December 31, 2021. Once the Fund has returns for a full calendar year, a bar chart and performance table will be included in this prospectus to show the performance of the Fund. When such information is included, it will provide some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance (which, for this purpose, is the S&P 500® Index). How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Portfolio Management
The investment adviser to the Fund is Madison Asset Management, LLC. Maya Bittar, CFA (Vice President and Portfolio Manager/Analyst) and Dave Geisler (Vice President and Portfolio Manager/Analyst) have co-managed the Fund since December 2021.
Purchase and Sale of Fund Shares
The minimum investment amount to establish an account in Class Y shares is normally $1,000 for non-retirement accounts and $500 for individual retirement and education savings accounts, and the minimum to add to an account is $50. For an account established with an automatic investment plan the minimum is $50 per month to establish or add to an account. For accounts with Class I shares serviced by the Fund’s transfer agent, the minimum investment amount is $250,000, and there is no minimum to add to an account.
The Fund will waive the minimum investment requirements for certain employee benefit plans and for certain financial intermediaries that submit orders on behalf of their customers, although the intermediaries may impose their own minimum investment requirements. The Fund may also reduce or waive the minimum investment requirements under certain circumstances and on a case-by-case basis if deemed to be in the best interest of the Fund.
You may generally purchase, exchange or redeem shares of the Fund on any day the New York Stock Exchange (NYSE) is open for business by written request (Madison Funds, P.O. Box 219083, Kansas City, MO 64121-9083), by telephone (1-800-877-6089), by contacting your financial professional, by wire (purchases only) or, with respect to purchases and exchanges, online at www.madisonfunds.com. Requests must be received in good order by the Fund or its transfer agent prior to the close of regular trading of the NYSE in order to receive that day's net asset value. Investors wishing to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the broker-dealer or financial intermediary to learn how to place an order.
Tax Information
Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal). Distributions from the Fund may be taxed as ordinary income or long-term capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

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